Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash paid for interest		$ 0	$ 3,313	$ 5,366	$ 10,239
Significant non-cash financing and investing activities:
Write-off of Seller's debt issuance costs				8,202	0
Plant, equipment, and mine development additions included in accounts payable		911	364	1,229	2,458
Private Warrants transferred to Public Warrants				581	0
Accrual of deferred financing and equity issuance costs		$ 0	$ 382	94	1,025
1.5 Lien Notes to common stock
Significant non-cash financing and investing activities:
Debt converted	$ 145,700			160,254	0
1.25 Lien Notes for Subordinated Notes
Significant non-cash financing and investing activities:
Debt converted	80,000			80,000	0
1.25 Lien Notes to common stock
Significant non-cash financing and investing activities:
Debt converted	$ 48,500			$ 48,459	$ 0